CONDENSED BALANCE SHEETS (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Income taxes	$ 208.0		$ 189.0
Other assets	249.9		251.9
Total assets	21,844.8		21,150.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,770.8	[1]	1,718.4	[1]
Debt	2,442.1	[2]	1,958.2	[2]
Total liabilities	16,038.1		15,101.4
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613.0		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495.0		3,595.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9		5,748.6
Total Liabilities and Shareholders' Equity	21,844.8		21,150.3
Parent Company
Assets
Investment in affiliate	1.0		1.0
Investment in subsidiaries	6,179.5	[3]	5,984.8	[3]
Receivable from investment subsidiary	2,096.6	[3]	2,120.2	[3]
Intercompany receivable	237.6	[3]	179.1	[3]
Income taxes	52.1		48.7
Other assets	69.0		70.2
Total assets	8,635.8		8,404.0
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	137.4		132.8
Dividend payable	249.6		264.1
Debt	2,442.1		1,958.2
Total liabilities	2,829.1		2,355.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613.0		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495.0		3,595.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9
Total Liabilities and Shareholders' Equity	$ 8,635.8		$ 8,404.0

[1]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[2]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.
[3]	Eliminated in consolidation.